Other Income (Expenses), Net - Summary of Other Income (Expenses), Net (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Grant [Member]
Subsidy Income		¥ 10.0
Paycheck Protection [Member]
Subsidy Income	¥ 2.9
Pipeline [Member]
Subsidy Income	¥ 4.5